Cover Page	9 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	F-1/A
Amendment Flag	true
Entity Registrant Name	MCLOUD TECHNOLOGIES CORP.
Entity Central Index Key	0001756499
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 11 to FORM F-1 REGISTRATION STATEMENT